                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

          Simon D. Collier, President and Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                      Date of fiscal year end: October 31

         Date of reporting period: November 1, 2006 - January 31, 2007

Item 1. Schedule of Investments.

DOVER RESPONSIBILITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (Unaudited)

    Shares                      Security Description                    Value
    ------      -----------------------------------------------------  --------
COMMON STOCK - 99.3%
CONSUMER DISCRETIONARY - 12.3%
         1,073  Circuit City Stores, Inc.                              $ 21,900
           726  Clear Channel Communications, Inc.                       26,368
           581  Darden Restaurants, Inc.                                 22,740
           683  Federated Department Stores, Inc.                        28,338
           770  Hasbro, Inc.                                             21,868
           326  JC Penney Co, Inc.                                       26,484
           546  Marriott International, Inc., Class A                    26,284
           979  Mattel, Inc.                                             23,848
           365  Meredith Corp.                                           21,520
           275  Nike, Inc., Class B                                      27,173
           642  Office Depot, Inc. (a)                                   24,004
         1,044  Staples, Inc.                                            26,852
           846  Starbucks Corp. (a)                                      29,559
           624  Target Corp.                                             38,289
           575  Tiffany & Co.                                            22,575
         2,263  Time Warner, Inc.                                        49,492
           740  Tribune Co.                                              22,600
         1,273  Walt Disney Co.                                          44,771
           256  Whirlpool Corp.                                          23,406
                                                                       --------
                                                                        528,071
                                                                       --------
CONSUMER STAPLES - 11.0%
           658  Anheuser-Busch Cos., Inc.                                33,538
           746  Avon Products, Inc.                                      25,655
         1,086  Coca-Cola Enterprises, Inc.                              22,285
           523  Costco Wholesale Corp.                                   29,382
           898  CVS Corp.                                                30,218
           474  General Mills, Inc.                                      27,132
           487  Kellogg Co.                                              23,994
           859  PepsiCo, Inc.                                            56,041
         1,358  Procter & Gamble Co.                                     88,093
           728  Safeway, Inc.                                            26,230
         1,063  The Kroger Co.                                           27,213
         1,273  Tyson Foods, Inc., Class A                               22,596
         1,242  Wal-Mart Stores, Inc.                                    59,231
                                                                       --------
                                                                        471,608
                                                                       --------

ENERGY - 8.8%
         1,010  Chevron Corp.                                            73,609
           862  ConocoPhillips                                           57,245
         2,211  Exxon Mobil Corp.                                       163,835
         1,042  Halliburton Co.                                          30,781
           230  Kinder Morgan, Inc.                                      24,380
         1,002  Spectra Energy Corp.                                     26,172
                                                                        -------
                                                                        376,022
                                                                        -------
FINANCIALS - 18.0%
         2,002  Bank of America Corp.                                   105,265
         2,116  Citigroup, Inc.                                         116,655
           873  Commerce Bancorp, Inc.                                   29,490
           868  Fifth Third Bancorp                                      34,633
           266  Goldman Sachs Group, Inc.                                56,435
         1,246  Huntington Bancshares, Inc.                              29,007
           300  Legg Mason, Inc.                                         31,455
           761  Mellon Financial Corp.                                   32,525
           507  Northern Trust Corp.                                     30,800
           464  PNC Financial Services Group, Inc.                       34,229
           982  Regions Financial Corp.                                  35,607
         1,203  Sovereign Bancorp, Inc.                                  29,654
           754  St. Paul Travelers Cos., Inc.                            38,341
           493  State Street Corp.                                       35,028
           653  T Rowe Price Group, Inc.                                 31,337
         1,105  Wachovia Corp.                                           62,433
           916  Washington Mutual, Inc.                                  40,844
                                                                        -------
                                                                        773,738
                                                                        -------
HEALTH CARE - 16.2%
           857  Abbott Laboratories                                      45,421
           614  Aetna, Inc.                                              25,886
           646  Amgen, Inc. (a)                                          45,459
           594  Baxter International, Inc.                               29,498
         1,315  Bristol-Myers Squibb Co.                                 37,859
           392  Cardinal Health, Inc.                                    27,997
           260  CR Bard, Inc.                                            21,455
           674  Eli Lilly & Co.                                          36,477
           368  Genzyme Corp. (a)                                        24,189
           552  Hospira, Inc. (a)                                        20,302
           397  Humana, Inc. (a)                                         22,033
         1,235  Johnson & Johnson                                        82,498
           728  Medtronic, Inc.                                          38,912
         3,088  Pfizer, Inc.                                             81,029
         1,225  Schering-Plough Corp.                                    30,625
           552  St. Jude Medical, Inc. (a)                               23,604
           521  Thermo Fisher Scientific, Inc. (a)                       24,930
           443  WellPoint, Inc. (a)                                      34,722
           804  Wyeth                                                    39,726
                                                                        -------
                                                                        692,622
                                                                        -------

INDUSTRIALS - 9.3%
           334  Avery Dennison Corp.                                     22,832
           502  Boeing Co.                                               44,959
           546  Caterpillar, Inc.                                        34,982
           180  Cummins, Inc.                                            24,221
           731  Emerson Electric Co.                                     32,873
         3,971  General Electric Co.                                    143,155
           404  Rockwell Automation, Inc.                                24,729
           361  Rockwell Collins, Inc.                                   24,624
           263  Textron, Inc.                                            24,504
           293  WW Grainger, Inc.                                        22,751
                                                                        -------
                                                                        399,630
                                                                        -------
INFORMATION TECHNOLOGY - 11.0%
           715  Adobe Systems, Inc. (a)                                  27,792
         1,622  Applied Materials, Inc.                                  28,758
         2,794  Cisco Systems, Inc. (a)                                  74,292
         1,490  Corning, Inc. (a)                                        31,052
           706  IBM                                                      70,000
         2,881  Intel Corp.                                              60,386
         3,524  Microsoft Corp.                                         108,751
         2,527  Oracle Corp. (a)                                         43,363
         1,478  Symantec Corp. (a)                                       26,175
                                                                        -------
                                                                        470,569
                                                                        -------
MATERIALS - 3.9%
           929  Alcoa, Inc.                                              30,007
           812  Dow Chemical Co.                                         33,730
           531  Ecolab, Inc.                                             23,311
           551  Monsanto Co.                                             30,355
           611  Newmont Mining Corp.                                     27,556
           451  Temple-Inland, Inc.                                      22,523
                                                                        -------
                                                                        167,482
                                                                        -------
TELECOMMUNICATION SERVICES - 3.7%
         2,627  AT&T, Inc.                                               98,854
         1,505  Verizon Communications, Inc.                             57,973
                                                                        -------
                                                                        156,827
                                                                        -------

   UTILITIES - 5.1%
          471 American Electric Power Co., Inc.                      20,503
          265 Constellation Energy Group, Inc.                       19,226
        1,186 Duke Energy Corp.                                      23,352
          230 Entergy Corp.                                          21,356
          471 Exelon Corp.                                           28,255
          342 Nicor, Inc.                                            15,561
          435 PG&E Corp.                                             20,306
          324 Pinnacle West Capital Corp.                            15,808
          395 Progress Energy, Inc.                                  18,778
          347 Sempra Energy                                          19,911
          770 Xcel Energy, Inc.                                      17,964
                                                                 ----------
                                                                    221,020
                                                                 ----------
   Total Common Stock (Cost $3,838,397)                           4,257,589
                                                                 ----------

   Principal
   ---------

   SHORT-TERM INVESTMENTS - 19.0%
   MONEY MARKET DEPOSIT ACCOUNT - 19.0%
   $  816,371 Citibank Money Market Deposit Account, 4.92%
              (Cost $816,371)                                       816,371
                                                                 ----------

   Total Investments - 118.3% (Cost $4,654,768)*                 $5,073,960
   Other Assets & Liabilities, Net - (18.3)%                       (786,036)
                                                                 ----------
   NET ASSETS - 100.0%                                           $4,287,924
                                                                 ==========
   --------
   (a) Non-income producing security.

   * Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

              Gross Unrealized Appreciation                      $  452,128
              Gross Unrealized Depreciation                         (32,936)
                                                                 ----------
              Net Unrealized Appreciation (Depreciation)         $  419,192
                                                                 ==========

   THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

FLAG EQUITY OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (Unaudited)

    Shares                     Security Description                   Value
    ------      ---------------------------------------------------  --------
COMMON STOCK - 91.4%
CONSUMER DISCRETIONARY - 9.7%
         1,050  American Eagle Outfitters                            $ 33,999
         2,000  Autonation, Inc. (a)                                   44,900
           700  Carmax, Inc. (a)                                       40,201
           700  Costco Wholesale Corp.                                 39,326
         1,500  Lowe's Cos., Inc.                                      50,565
         1,300  TJX Cos., Inc.                                         38,441
           600  Wal-Mart Stores, Inc.                                  28,614
                                                                     --------
                                                                      276,046
                                                                     --------
CONSUMER STAPLES - 19.7%
         1,700  Coventry Health Care, Inc. (a)                         87,635
           400  Johnson & Johnson                                      26,720
         1,100  Laboratory Corp of America Holdings (a)                80,784
         1,800  Omnicare, Inc.                                         72,342
           900  Pfizer, Inc.                                           23,616
         2,200  UnitedHealth Group, Inc.                              114,972
         2,000  WellPoint, Inc. (a)                                   156,760
                                                                     --------
                                                                      562,829
                                                                     --------
ENERGY - 2.1%
           400  Exxon Mobil Corp.                                      29,640
           610  Kinder Morgan Management LLC (a)                       30,202
                                                                     --------
                                                                       59,842
                                                                     --------
FINANCIALS - 25.2%
           700  American International Group I                         47,915
            20  Berkshire Hathaway, Inc. - Class B (a)                 73,347
         1,200  Capital One Financial Corp.                            96,480
         1,100  Citigroup, Inc.                                        60,643
         2,500  Countrywide Financial Corp.                           108,700
         1,350  First Marblehead Corp.                                 73,440
         1,500  Freddie Mac                                            97,395
           400  Prudential Financial, Inc.                             35,652
         1,200  SLM Corp.                                              55,152
         2,000  Wells Fargo & Co.                                      71,840
                                                                     --------
                                                                      720,564
                                                                     --------
INDUSTRIALS - 14.5%
         1,200  American Standard Cos., Inc.                           59,268
         1,200  Burlington Northern Santa Fe Corp.                     96,432

       2,600 Canadian National Railway Co.                          118,794
       1,600 Tyco International, Ltd.                                51,008
       1,300 United Technologies Corp.                               88,426
                                                                 ----------
                                                                    413,928
                                                                 ----------
INFORMATION TECHNOLOGY - 7.4%
       1,100 First Data Corp.                                        27,346
       1,400 Hewlett-Packard Co.                                     60,592
         800 Mastercard, Inc. - Class A                              89,240
       1,100 Microsoft Corp.                                         33,946
                                                                 ----------
                                                                    211,124
                                                                 ----------
TELECOMMUNICATION SERVICES - 12.8%
         700 Checkfree Corp. (a)                                     29,001
       1,500 Comcast Corp. (a)                                       66,480
       1,100 Idearc, Inc. (a)                                        35,662
         900 NII Holdings, Inc. - Class B (a)                        66,420
         700 RH Donnelley Corp.                                      46,606
       1,800 Sprint Nextel Corp.                                     32,094
       2,000 America Movil SA de CV                                  88,720
                                                                 ----------
                                                                    364,983
                                                                 ----------
Total Common Stock (Cost $2,478,875)                              2,609,316
                                                                 ----------

 Principal
 ---------

SHORT-TERM INVESTMENTS - 8.0%
MONEY MARKET DEPOSIT ACCOUNT - 8.0%
$    226,781 Citibank Money Market Deposit Account, 4.92%
             (Cost $226,781)                                        226,781
                                                                 ----------
Total Investments - 99.4% (Cost $2,705,666)*                     $2,836,097
Other Assets & Liabilities, Net - 0.6%                               18,382
                                                                 ----------
NET ASSETS - 100.0%                                              $2,854,479
                                                                 ----------
--------
(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
    (depreciation) consists of:

             Gross Unrealized Appreciation                       $  144,608
             Gross Unrealized Depreciation                          (14,167)
                                                                 ----------
             Net Unrealized Appreciation (Depreciation)          $  130,441
                                                                 ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

FLAG INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (Unaudited)

COMMON STOCK - 4.4%

    Shares              Security Description                           Value
    ------       ----------------------------------                  ----------
ENERGY - 2.4%
         1,100   Magellan Midstream Holdings, LP                     $   26,730
                                                                     ----------
FINANCIAL - 2.0%
           400   Citigroup, Inc.                                         22,052
                                                                     ----------
Total Common Stock (Cost $46,148)                                        48,782
                                                                     ==========
CORPORATE BONDS - 35.1%

  Principal                                           Rate  Maturity
  ---------                                           ----  --------

CONSUMER DISCRETIONARY - 13.2%
        50,000   Autonation, Inc.                     7.00% 04/15/14     50,500
       100,000   MGM Mirage, Inc.                     6.63  07/15/15     96,000
                                                                     ----------
                                                                        146,500
                                                                     ----------
CONSUMER STAPLES - 4.5%
        50,000   Elan Financial plc. (a)              9.37  11/15/11     49,875
                                                                     ----------
FINANCIALS - 4.4%
        50,000   American Real Estate                 7.13  02/15/13     49,750
                                                                     ----------
TELECOMMUNICATIONS - 13.0%
       100,000   RH Donnelley Corp.                   6.88  01/15/13     96,250
        50,000   Sinclair Broadcasting Group          6.00  09/15/12     47,375
                                                                     ----------
                                                                        143,625
                                                                     ----------
Total Corporate Bonds (Cost $390,037)                                   389,750
                                                                     ----------
U.S. GOVERNMENT SECURITIES - 45.0%
       500,000   U.S. Treasury Bill (b) (Cost
                 $498,571)                            4.92   2/22/07    498,581
                                                                     ----------
SHORT-TERM INVESTMENTS - 13.1%

  Principal
  ---------

MONEY MARKET DEPOSIT ACCOUNT - 13.1%
  $    145,023   Citibank Money Market Deposit
                 Account, 4.92% (Cost $145,023)                         145,023
                                                                     ----------
Total Short-Term Investments (Cost $145,023)                            145,023
                                                                     ----------
Total Investments - 97.6% (Cost $1,079,779)*                         $1,082,136
Other Assets & Liabilities, Net - 2.4%                                   26,890
                                                                     ----------
NET ASSETS - 100.0%                                                  $1,109,026
                                                                     ==========
--------
(a) Variable Rate Security.
(b) Zero coupon bond. Interest rate presented is yield to maturity.

FLAG INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (Unaudited)

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                      $3,243
Gross Unrealized Depreciation                        (886)
                                                   ------
Net Unrealized Appreciation (Depreciation)         $2,357
                                                   ======

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED IN BY THE FUND.

FOUNTAINHEAD SPECIAL VALUE FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (Unaudited)

    Shares                     Security Description                    Value
    ------       -------------------------------------------------   ----------
COMMON STOCK - 100.3%

ADVERTISING - 3.3%
        12,000   Getty Images, Inc.(a)                               $  590,880
                                                                     ----------
BROKERAGE FIRM - 0.8%
        10,000   FBR Capital Markets Corp.(a)(b)                        151,500
                                                                     ----------
BUILDING MATERIALS - 3.5%
        11,800   USG Corp.(a)                                           632,480
                                                                     ----------
DRUGS/PHARMACEUTICAL PREPARATIONS - 14.1%
        16,000   Forest Laboratories, Inc.(a)                           897,760
        63,000   Par Pharmaceutical Cos., Inc.(a)                     1,661,940
                                                                     ----------
                                                                      2,559,700
                                                                     ----------
ENERGY - 10.2%
        24,000   CNX Gas Corp.(a)                                       613,920
        54,000   Petrohawk Energy Corp.(a)                              623,160
        32,000   Rosetta Resources, Inc.(a)                             601,920
                                                                     ----------
                                                                      1,839,000
                                                                     ----------
HEALTHCARE SERVICES - 3.5%
         9,000   Express Scripts, Inc.(a)                               625,680
                                                                     ----------
INSURANCE CARRIERS - 5.5%
        46,300   CastlePoint Holdings, Ltd.(a)(b)                       497,725
         5,000   First Mercury Financial Corp.(a)                       109,500
        11,700   Tower Group, Inc.                                      393,120
                                                                     ----------
                                                                      1,000,345
                                                                     ----------
INTERNET RETAILER - 1.5%
        20,000   InPhonic, Inc.(a)                                      277,600
                                                                     ----------
MANUFACTURING - 2.9%
         8,000   Teleflex, Inc.                                         534,240
                                                                     ----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 13.7%
        13,000   Biosite, Inc.(a)                                       700,440
         7,000   Edwards Lifesciences Corp.(a)                          358,120
        13,000   Hologic, Inc.(a)                                       722,150
        16,500   St. Jude Medical, Inc.(a)                              705,540
                                                                     ----------
                                                                      2,486,250
                                                                     ----------
MEDICAL PRODUCTS - 12.5%
        30,000   Nektar Therapeutics (a)                                381,000
        37,200   Syneron Medical, Ltd.(a)                               915,120
        44,000   Wright Medical Group, Inc. (a)                         963,160
                                                                     ----------
                                                                      2,259,280
                                                                     ----------
NONDEPOSITORY CREDIT INSTITUTIONS - 20.6%
        17,000   BankUnited Financial Corp.                             469,030
         3,000   Capital One Financial Corp.                            241,200
        17,000   CompuCredit Corp.(a)                                   601,630
        25,000   Countrywide Financial Corp.                          1,087,000
        22,600   IndyMac Bancorp, Inc.                                  878,914
         8,200   The First Marblehead Corp.                             446,080
                                                                     ----------
                                                                      3,723,854
                                                                     ----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.3%
        18,000   News Corp., Class A                                    418,500
                                                                     ----------

RETAIL -
  5.9%
     7,200 Abercrombie & Fitch Co.                                572,688
    11,500 Whole Foods Market, Inc.                               496,685
                                                              -----------
                                                                1,069,373
                                                              -----------
Total Common Stock (Cost $15,466,604)                          18,168,682
                                                              -----------

Principal
---------
SHORT-TERM INVESTMENTS - 0.0%
MONEY MARKET DEPOSIT ACCOUNT - 0.0%
$    1,879 Citibank Money Market Deposit Account, 4.92%
           (Cost $1,879)                                            1,879
                                                              -----------
Total Investments in Securities - 100.3%
(Cost $15,468,483)*                                           $18,170,561
Other Assets & Liabilities, Net - (0.3)%                          (62,246)
                                                              -----------
NET ASSETS - 100.0%                                           $18,108,315
                                                              ===========
--------
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the end of the period, the value of these securities amounted to $649,225 or 3.59% of net assets.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation
    (depreciation) consists of:

           Gross Unrealized Appreciation                      $ 3,317,003
           Gross Unrealized Depreciation                         (614,925)
                                                              -----------
           Net Unrealized Appreciation (Depreciation)         $ 2,702,078
                                                              ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      ---------------------------------
      Simon D. Collier, President and
      Principal Executive Officer

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      ---------------------------------
      Simon D. Collier, President and
      Principal Executive Officer

Date: March 29, 2007

By:   /s/ Trudance L.C. Bakke
      ---------------------------------
      Trudance L.C. Bakke, Principal
      Financial Officer

Date: March 29, 2007